Commitments and contingencies (Tables)	6 Months Ended
Sep. 30, 2019
Summary of Maximum Potential Amount of Future Payments under Guarantees	the MHFG Group is exposed to unlimited losses; therefore, the table shows the notional amounts of the contracts as a substitute for the maximum exposure.

	March 31, 2019	September 30, 2019
	(in billions of yen)
Performance guarantees	2,307	2,182
Guarantees on loans	289	246
Guarantees on securities	145	110
Other guarantees	2,324	2,291
Guarantees for the repayment of trust principal	65	63
Liabilities of trust accounts	362	376
Derivative financial instruments	14,170	19,421

Summary of Contractual Amounts with Regard to Undrawn Commitments
The table below summarizes the contractual amounts with regard to these undrawn commitments at March 31, 2019 and September 30, 2019:

	March 31, 2019	September 30, 2019
	(in billions of yen)
Commitments to extend credit (Note)	76,857	78,075
Commercial letters of credit	778	818

Total	77,635	78,893

Note:	Commitments to extend credit include commitments to invest in securities.

Schedule of Balance Sheet Information Related to operating lease
The following table presents the consolidated balance sheet information related to operating leases as of September 30, 2019:

As of September 30, 2019
(in millions of yen, except for remaining lease term and discount rate)
ROU assets (Note)	647,185
Lease liabilities (Note)	656,409
Weighted average:
Remaining lease term	15.8years
Discount rate	0.55%

Note:	ROU assets and lease liabilities are included in Other assets and Other liabilities, respectively, on the consolidated balance sheet s .

Schedule of operating lease cost and supplemental cash flow information
The following table presents lease cost and supplemental information related to operating leases for the six months ended September 30, 2019:

Six months ended September 30, 2019
(in millions of yen)
Lease cost (Note)	62,003
ROU assets obtained in exchange for new lease liabilities	45,904
Operating cash flows	51,120

Note:	Lease cost for operating leases are included in Occupancy expenses on the consolidated statement s of income.
The Group’s variable lease costs and costs for leases with terms of twelve months or less are not significant.

Future Minimum Lease Payments for Capitalized Leases and Rental Payments for Operating Leases
The following table shows future lease payments under operating leases as of September 30, 2019:

As of September 30, 2019
(in millions of yen)
Fiscal year ending March 31:
2020 (excluding six months ended September 30, 2019)	49,182
2021	84,578
2022	64,138
2023	52,167
2024	46,829
2025 and thereafter	386,291

Total lease payments	683,185

Amount representing interest	26,776

Total lease liabilities for operating leases	656,409

Performance guarantees, Guarantees on loans, Guarantees on securities and Other guarantees
Summary of Maximum Potential Amount of Future Payments under Guarantees
The table below presents the maximum potential amount of future payments of performance guarantees, guarantees on loans, guarantees on securities and other guarantees classified based on internal ratings at March 31, 2019 and September 30, 2019:

	March 31, 2019	September 30, 2019
	(in billions of yen)
Investment grade	4,124	3,909
Non-investment grade	941	920

Total	5,065	4,829

Note:	Investment grade in the internal rating scale generally corresponds to BBB- or above in the external rating scale.